Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 31.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	259,818	259,934
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	544,183	537,537
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	2,000,954	1,944,867
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	121,317	119,461
BMW Vehicle Lease Trust
Subordinated Series 2022-1 Class A3
03/25/2025	1.100%	539,208	533,380
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	844,337	814,322
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	109,413	106,354
Dext ABS LLC(a)
Series 2023-1 Class A1
04/15/2024	5.680%	205,226	205,033
DLL Finance LLC(a)
Series 2023-1A Class A1
02/20/2024	5.014%	2,116	2,115
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	126,366	125,972
Series 2022-1A Class A
04/15/2026	1.580%	185,789	185,162
Series 2022-3A Class A
10/15/2026	6.050%	1,893,779	1,892,146
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	625,000	622,940
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	720,565	708,517
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	250,000	249,986
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A1
03/20/2024	5.330%	86,187	86,152
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	542,163	541,934
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-2A Class A3
08/17/2026	5.600%	875,000	872,993
Series 2023-4A Class A2
12/15/2025	6.070%	150,000	150,088
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	1,275,000	1,233,396
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	116,207	114,133
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	688,219	684,136
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	92,538	89,406
Ford Credit Auto Lease Trust
Series 2021-B Class A3
10/15/2024	0.370%	4,888	4,880
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	550,000	546,435
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	593,738	584,552
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	350,000	337,438
GM Financial Automobile Leasing Trust
Series 2021-2 Class A4
05/20/2025	0.410%	163,083	162,662
Series 2022-1 Class A4
02/20/2026	1.960%	1,275,000	1,241,040
GM Financial Consumer Automobile Receivables Trust
Series 2020-1 Class A4
03/17/2025	1.900%	108,682	108,488
Series 2020-3 Class A3
04/16/2025	0.450%	138,286	137,799
Series 2021-2 Class A3
04/16/2026	0.510%	357,732	347,486
Series 2023-1 Class A2A
03/16/2026	5.190%	689,755	687,455
GreatAmerica Leasing Receivables(a)
Series 2023-1 Class A1
06/14/2024	5.519%	633,568	633,401
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	314,009	307,806
2	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-A Class A3
02/15/2027	3.060%	850,000	830,770
Honda Auto Receivables Owner Trust
Series 2020-2 Class A4
10/15/2026	1.090%	291,566	290,997
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	264,369	255,883
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	75,134	71,838
Kubota Credit Owner Trust(a)
Series 2021-1A Class A3
08/15/2025	0.620%	418,926	408,148
Series 2023-1A Class A1
03/15/2024	5.292%	224,340	224,357
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	23,228	22,789
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	43,725	42,367
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	19,467	19,082
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	150,000	146,080
Nissan Auto Lease Trust
Series 2021-A Class A3
08/15/2024	0.520%	29,668	29,596
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	146,493	146,575
Pagaya AI Debt Selection Trust(a)
Series 2021-3 Class A
05/15/2029	1.150%	42,190	42,043
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	227,804	223,351
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	100,000	100,059
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	927,839	914,959
Series 2022-1 Class A3
11/17/2025	1.940%	66,507	66,416
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-2 Class A3
10/15/2026	2.980%	554,209	549,863
Series 2022-3 Class A3
12/15/2026	3.400%	644,261	638,190
Series 2022-5 Class A3
08/17/2026	4.110%	725,425	720,911
Series 2023-2 Class A2
03/16/2026	5.870%	1,018,660	1,018,881
Series 2023-3 Class A2
08/17/2026	6.080%	225,000	225,137
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	1,340,000	1,293,410
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	200,000	196,166
Santander Retail Auto Lease Trust(a)
Series 2021-A Class A3
07/22/2024	0.510%	49,423	49,285
Series 2022-B Class A3
11/20/2025	3.280%	500,000	490,947
Santander Revolving Auto Loan Trust(a)
Subordinated Series 2019-A Class C
01/26/2032	3.000%	275,000	261,650
Theorem Funding Trust(a)
Series 2022-1A Class A
02/15/2028	1.850%	74,173	73,538
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	2,350,000	2,302,779
Toyota Auto Receivables Owner Trust
Series 2022-A Class A3
06/15/2026	1.230%	422,174	408,519
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	35,406	33,774
Series 2021-ST7 Class A
09/20/2029	1.850%	68,622	67,245
Series 2021-ST9 Class A
11/20/2029	1.700%	137,445	133,089
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	9,850	9,819
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	2,350,000	2,274,620
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	83,033	81,158

Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	650,000	644,195
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	600,000	591,519
Series 2022-3A Class A2
07/15/2025	5.240%	215,325	214,993
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	582,720	579,175
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	121,691	118,626
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A2
10/15/2024	2.630%	148,540	148,253
Series 2022-A Class A4
06/15/2027	3.340%	1,025,000	1,005,998
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	152,225	148,581
Total Asset-Backed Securities — Non-Agency (Cost $35,161,373)			35,295,037

Commercial Mortgage-Backed Securities - Non-Agency 0.7%

JPMorgan Chase Commercial Mortgage Securities Trust
Subordinated Series 2013-C16 Class AS
12/15/2046	4.517%	525,000	516,926
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	241,414	240,462
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $754,923)			757,388

Corporate Bonds & Notes 34.7%

Aerospace & Defense 1.3%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	414,000	397,676
Boeing Co. (The)
05/01/2025	4.875%	390,000	383,277
Harris Corp.
04/27/2025	3.832%	356,000	345,344
United Technologies Corp.
08/16/2025	3.950%	400,000	386,832
Total			1,513,129
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.7%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	6.310%	335,000	335,056
Toyota Motor Credit Corp.(b)
SOFR + 0.650% 09/11/2025	5.960%	425,000	425,820
Total			760,876
Banking 10.7%
American Express Co.(b)
SOFR + 0.720% 05/03/2024	6.030%	322,000	321,935
Bank of America Corp.(b)
SOFR + 1.100% 04/25/2025	6.410%	775,000	776,239
Bank of Montreal
06/07/2025	3.700%	425,000	409,556
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.260% 04/26/2024	5.570%	402,000	401,265
Bank of Nova Scotia (The)(b)
SOFR + 1.090% 06/12/2025	6.400%	400,000	400,942
Canadian Imperial Bank of Commerce(b)
SOFR + 0.940% 04/07/2025	6.250%	425,000	425,438
Citigroup, Inc.(c)
04/24/2025	3.352%	750,000	736,607
Commonwealth Bank of Australia(a),(b)
3-month Term SOFR + 1.082% 06/04/2024	6.483%	400,000	400,512
Cooperatieve Rabobank UA(b)
SOFR + 0.700% 07/18/2025	6.010%	425,000	425,301
Credit Suisse AG
08/09/2024	4.750%	350,000	345,088
Goldman Sachs Group, Inc. (The)(b)
3-month Term SOFR + 1.862% 11/29/2023	7.266%	650,000	651,076
HSBC Holdings PLC(c)
04/18/2026	1.645%	535,000	497,045
JPMorgan Chase & Co.(c)
12/15/2025	5.546%	800,000	794,573
Morgan Stanley(c)
10/21/2025	1.164%	775,000	731,578
National Australia Bank Ltd.
05/13/2025	5.200%	375,000	372,613

4	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Bank NA
06/01/2025	3.250%	250,000	238,871
Royal Bank of Canada(b)
3-month Term SOFR + 0.922% 10/05/2023	6.190%	399,000	399,002
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	450,000	408,984
State Street Corp.(c)
12/03/2024	3.776%	425,000	422,968
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	300,000	289,060
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	6.220%	425,000	425,692
Truist Bank(b)
SOFR + 0.200% 01/17/2024	5.510%	400,000	398,112
UBS Group AG(a),(c)
08/05/2025	4.490%	400,000	392,982
US Bancorp
11/17/2025	3.950%	415,000	399,283
Wells Fargo & Co.(c)
05/19/2025	0.805%	675,000	650,924
Westpac Banking Corp.(b)
SOFR + 0.300% 11/18/2024	5.610%	425,000	423,587
Total			12,139,233
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital(b)
3-month Term SOFR + 1.912% 02/01/2024	7.284%	375,000	376,337
Comcast Corp.
10/15/2025	3.950%	400,000	388,072
Total			764,409
Chemicals 0.4%
DuPont de Nemours, Inc.(b)
3-month Term SOFR + 1.372% 11/15/2023	6.736%	390,000	390,288
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	425,000	398,346
John Deere Capital Corp.
09/08/2025	5.300%	410,000	409,161
Total			807,507
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.7%
Carrier Global Corp.
02/15/2025	2.242%	412,000	391,492
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	450,000	434,063
Total			825,555
Electric 2.5%
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	5.960%	206,000	205,953
Dominion Energy, Inc.
04/15/2026	1.450%	350,000	314,945
DTE Energy Co.
11/01/2024	4.220%	380,000	373,015
Duke Energy Corp.
09/15/2025	0.900%	332,000	302,124
Eversource Energy
08/15/2025	0.800%	238,000	216,794
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	5.610%	319,000	317,424
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	400,000	398,817
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	222,000	220,817
WEC Energy Group, Inc.
09/27/2025	5.000%	390,000	384,069
Xcel Energy, Inc.
06/01/2025	3.300%	147,000	140,825
Total			2,874,783
Food and Beverage 1.2%
Bacardi Ltd.(a)
05/15/2025	4.450%	425,000	412,396
Diageo Capital PLC
09/29/2025	1.375%	200,000	184,612
Mondelez International, Inc.
05/04/2025	1.500%	425,000	397,519
Tyson Foods, Inc.
08/15/2024	3.950%	375,000	368,476
Total			1,363,003
Health Care 2.1%
Becton Dickinson and Co.
06/06/2024	3.363%	400,000	392,910

Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.
11/15/2025	4.125%	375,000	363,142
CVS Health Corp.
07/20/2025	3.875%	400,000	386,385
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	400,000	397,491
HCA, Inc.
02/15/2026	5.875%	400,000	397,933
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	400,000	381,418
Total			2,319,279
Healthcare Insurance 0.7%
UnitedHealth Group, Inc.
07/15/2025	3.750%	400,000	389,063
Wellpoint, Inc.
08/15/2024	3.500%	400,000	391,666
Total			780,729
Independent Energy 0.6%
Pioneer Natural Resources Co.
03/29/2026	5.100%	315,000	310,941
Woodside Finance Ltd.(a)
03/05/2025	3.650%	408,000	393,590
Total			704,531
Integrated Energy 0.4%
Shell International Finance BV(b)
3-month Term SOFR + 0.662% 11/13/2023	6.031%	415,000	414,991
Life Insurance 1.4%
Corebridge Financial, Inc.
04/04/2025	3.500%	400,000	383,717
Five Corners Funding Trust(a)
11/15/2023	4.419%	446,000	445,041
Met Tower Global Funding(a)
06/20/2026	5.400%	400,000	396,883
New York Life Global Funding(a)
06/24/2025	0.950%	116,000	106,712
Principal Life Global Funding II(a)
06/23/2025	1.250%	283,000	260,852
Total			1,593,205
Media and Entertainment 0.7%
Discovery Communications LLC
03/11/2026	4.900%	400,000	389,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
09/15/2024	3.700%	393,000	385,490
Total			775,254
Midstream 2.1%
Enbridge, Inc.
02/16/2024	2.150%	408,000	402,077
Energy Transfer Partners LP
01/15/2026	4.750%	325,000	316,227
Enterprise Products Operating LLC
02/15/2024	3.900%	385,000	381,797
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	198,000	196,670
05/01/2024	4.300%	300,000	296,824
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	400,000	388,263
Williams Companies, Inc. (The)
09/15/2025	4.000%	400,000	385,290
Total			2,367,148
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	425,000	387,249
Pharmaceuticals 2.5%
AbbVie, Inc.
03/15/2025	3.800%	410,000	398,563
Amgen, Inc.
05/01/2025	3.125%	410,000	393,562
AstraZeneca PLC
11/16/2025	3.375%	425,000	407,413
Bristol-Myers Squibb Co.
11/13/2023	0.537%	350,000	347,838
Gilead Sciences, Inc.
02/01/2025	3.500%	425,000	412,781
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	475,000	463,836
Roche Holdings, Inc.(a),(b)
SOFR + 0.240% 03/05/2024	5.550%	400,000	399,632
Total			2,823,625
Property & Casualty 0.7%
Chubb INA Holdings, Inc.
03/15/2025	3.150%	400,000	385,957
Loews Corp.
04/01/2026	3.750%	375,000	359,280
Total			745,237

6	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	400,000	382,624
Union Pacific Corp.
01/15/2025	3.250%	342,000	331,710
Total			714,334
Retailers 0.4%
Lowe’s Companies, Inc.
09/08/2025	4.400%	403,000	394,001
Technology 1.6%
Broadcom, Inc.
11/15/2025	3.150%	425,000	401,240
International Business Machines Corp.
02/12/2024	3.625%	303,000	300,572
Microchip Technology, Inc.
02/15/2024	0.972%	375,000	368,176
NXP BV/Funding LLC
03/01/2026	5.350%	400,000	394,769
Oracle Corp.
04/01/2025	2.500%	400,000	380,776
Total			1,845,533
Transportation Services 0.2%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	274,000	263,183
Wireless 0.7%
American Tower Corp.
01/15/2025	2.950%	400,000	384,365
T-Mobile USA, Inc.
04/15/2025	3.500%	400,000	385,876
Total			770,241
Wirelines 0.8%
AT&T, Inc.(b)
3-month Term SOFR + 1.442% 06/12/2024	6.852%	440,000	442,180
Verizon Communications, Inc.
11/20/2025	0.850%	475,000	429,710
Total			871,890
Total Corporate Bonds & Notes (Cost $39,533,932)			39,209,213

Foreign Government Obligations(d) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.7%
Province of Ontario
01/29/2024	3.050%	400,000	396,657
Province of Quebec
10/16/2024	2.875%	400,000	388,693
Total			785,350
Total Foreign Government Obligations (Cost $791,396)			785,350

Residential Mortgage-Backed Securities - Non-Agency 1.9%

Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.315%	123,228	123,230
CFMT LLC(a),(e)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	121,586	111,972
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.215%	189,475	189,934
Oceanview Trust(a),(e)
CMO Series 2021-1 Class A
12/29/2051	1.219%	31,620	31,335
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	162,596	151,595
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	453,731	422,538
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	693,952	638,093
VCAT LLC(a),(e)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	394,171	363,550
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	176,740	166,503
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,347,477)			2,198,750

Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
U.S. Government & Agency Obligations 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.060% 12/27/2023	5.370%	425,000	424,968
SOFR + 0.100% 08/01/2024	5.410%	400,000	399,905
Total U.S. Government & Agency Obligations (Cost $825,085)			824,873

U.S. Treasury Obligations 0.7%

U.S. Treasury
10/31/2023	0.375%	825,000	821,416
Total U.S. Treasury Obligations (Cost $821,372)			821,416
Money Market Funds 18.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(f),(g)	21,105,292	21,098,961
Total Money Market Funds (Cost $21,094,455)		21,098,961
Total Investments in Securities (Cost: $101,330,013)		100,990,988
Other Assets & Liabilities, Net		12,161,658
Net Assets		113,152,646

At September 30, 2023, securities and/or cash totaling $9,235,956 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	22	11/2023	USD	1,987,920	271,998	—
Brent Crude	22	01/2024	USD	1,928,740	338,101	—
Brent Crude	45	03/2024	USD	3,869,100	270,534	—
Brent Crude	23	05/2024	USD	1,949,710	—	(29,773)
Cocoa	4	12/2023	USD	136,720	3,514	—
Coffee	5	12/2023	USD	274,031	—	(24,604)
Coffee	22	03/2024	USD	1,214,400	—	(83,116)
Coffee	22	05/2024	USD	1,220,588	—	(62,801)
Copper	10	12/2023	USD	934,375	—	(23,963)
Copper	5	03/2024	USD	470,625	616	—
Copper	20	03/2024	USD	1,882,500	—	(13,132)
Copper	25	05/2024	USD	2,363,438	—	(21,018)
Corn	36	12/2023	USD	858,150	—	(33,602)
Corn	76	03/2024	USD	1,868,650	—	(23,914)
Corn	74	05/2024	USD	1,851,850	—	(21,197)
Cotton	9	12/2023	USD	392,175	38,604	—
Cotton	17	03/2024	USD	747,320	38,469	—
Cotton	17	05/2024	USD	752,250	17,920	—
Gas Oil	12	11/2023	USD	1,159,500	211,771	—
Gas Oil	8	01/2024	USD	721,400	178,570	—
Gas Oil	8	03/2024	USD	694,800	154,050	—
Gas Oil	17	05/2024	USD	1,426,725	36,232	—
Gold 100 oz.	19	12/2023	USD	3,545,590	—	(80,729)
Gold 100 oz.	18	02/2024	USD	3,393,720	—	(158,906)
Gold 100 oz.	36	04/2024	USD	6,854,400	—	(341,845)
Gold 100 oz.	18	06/2024	USD	3,461,760	—	(127,670)
Lead	41	11/2023	USD	2,222,200	3,040	—
Lead	4	01/2024	USD	217,400	5,091	—
Lead	4	03/2024	USD	217,450	11,959	—
Lead	8	05/2024	USD	435,600	—	(244)
Lean Hogs	36	12/2023	USD	1,033,560	—	(45,353)
Lean Hogs	12	02/2024	USD	362,160	—	(16,090)
8	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lean Hogs	22	04/2024	USD	712,140	—	(27,818)
Lean Hogs	10	06/2024	USD	376,500	—	(8,485)
Live Cattle	14	12/2023	USD	1,052,380	94,075	—
Live Cattle	12	02/2024	USD	924,000	91,462	—
Live Cattle	24	04/2024	USD	1,876,800	45,668	—
Live Cattle	12	06/2024	USD	910,560	—	(3,408)
Natural Gas	65	10/2023	USD	1,903,850	—	(215,121)
Natural Gas	44	12/2023	USD	1,568,600	—	(74,681)
Natural Gas	48	02/2024	USD	1,545,600	—	(68,749)
Natural Gas	104	04/2024	USD	3,136,640	—	(116,768)
Nickel	2	11/2023	USD	222,972	—	(34,514)
Nickel	4	01/2024	USD	450,024	—	(107,764)
Nickel	4	03/2024	USD	454,680	—	(59,698)
Nickel	7	05/2024	USD	803,208	—	(74,710)
NY Harbor ULSD Heat Oil	8	10/2023	USD	1,109,002	160,082	—
NY Harbor ULSD Heat Oil	4	12/2023	USD	515,021	115,823	—
NY Harbor ULSD Heat Oil	4	02/2024	USD	493,114	101,073	—
NY Harbor ULSD Heat Oil	4	04/2024	USD	470,635	8,970	—
NY Harbor ULSD Heat Oil	5	04/2024	USD	588,294	—	(6,057)
Primary Aluminum	10	11/2023	USD	586,625	175	—
Primary Aluminum	17	01/2024	USD	1,001,619	16,525	—
Primary Aluminum	16	03/2024	USD	949,400	43,162	—
Primary Aluminum	32	05/2024	USD	1,916,400	97,861	—
RBOB Gasoline	37	10/2023	USD	3,728,823	—	(120,462)
RBOB Gasoline	6	12/2023	USD	585,572	67,750	—
RBOB Gasoline	6	02/2024	USD	586,228	66,859	—
RBOB Gasoline	10	04/2024	USD	1,055,376	—	(43,318)
Silver	9	12/2023	USD	1,010,250	59,318	—
Silver	18	03/2024	USD	2,051,280	—	(94,764)
Silver	17	05/2024	USD	1,957,720	—	(56,686)
Soybean	21	11/2023	USD	1,338,750	3,403	—
Soybean	18	01/2024	USD	1,165,050	—	(36,307)
Soybean	18	03/2024	USD	1,179,225	94,652	—
Soybean	35	05/2024	USD	2,313,500	—	(53,304)
Soybean Meal	81	12/2023	USD	3,087,720	—	(38,552)
Soybean Meal	17	01/2024	USD	644,980	—	(14,223)
Soybean Meal	17	03/2024	USD	637,500	28,132	—
Soybean Meal	35	05/2024	USD	1,305,850	—	(26,139)
Soybean Oil	27	12/2023	USD	904,446	59,585	—
Soybean Oil	20	01/2024	USD	662,640	—	(65,177)
Soybean Oil	21	03/2024	USD	689,598	46,123	—
Soybean Oil	42	05/2024	USD	1,374,156	—	(122,084)
Sugar #11	40	02/2024	USD	1,186,304	250,526	—
Sugar #11	120	04/2024	USD	3,394,944	24,975	—
Wheat	13	12/2023	USD	431,438	—	(66,509)
Wheat	12	12/2023	USD	324,900	—	(72,729)
Wheat	19	03/2024	USD	638,638	—	(83,706)
Wheat	33	03/2024	USD	946,275	—	(126,455)
Wheat	19	05/2024	USD	644,813	—	(65,627)
Wheat	32	05/2024	USD	951,600	—	(88,834)
WTI Crude	26	10/2023	USD	2,360,540	436,314	—
WTI Crude	25	12/2023	USD	2,174,500	423,432	—
WTI Crude	26	02/2024	USD	2,180,880	389,733	—
WTI Crude	30	04/2024	USD	2,456,400	51,326	—
WTI Crude	23	04/2024	USD	1,883,240	—	(9,450)
Zinc	17	11/2023	USD	1,125,931	87,296	—
Zinc	9	01/2024	USD	597,150	32,132	—
Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Zinc	9	03/2024	USD	598,106	63,985	—
Zinc	18	05/2024	USD	1,196,663	74,206	—
Total					4,615,092	(3,090,056)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(69)	12/2023	USD	(13,987,055)	50,253	—
U.S. Treasury 2-Year Note	(4)	12/2023	USD	(810,844)	—	(853)
Total					50,253	(853)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $22,301,415, which represents 19.71% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	53,530,926	66,110,715	(98,540,043)	(2,637)	21,098,961	2,978	892,808	21,105,292
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2023

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